DEBT - Narrative (Details)	1 Months Ended		3 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Jan. 31, 2026 USD ($)	May 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Aug. 06, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 31, 2027 USD ($)	Mar. 31, 2026	Apr. 30, 2025 USD ($)	Aug. 31, 2024 USD ($)
Line of Credit Facility [Line Items]
Debt repaid				$ 0	$ 0		$ 126,000,000	$ 1,277,000,000
Gain (loss) on extinguishment of debt				0	$ 0		0	29,000,000
Outstanding commercial paper borrowings			$ 0	0		$ 0	$ 0
Standby Letter of Credit Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity under credit facility				$ 1,900,000,000		$ 1,900,000,000						$ 1,900,000,000
4.0% Senior Notes due 2026
Line of Credit Facility [Line Items]
Stated interest rate (in percent)				4.00%		4.00%
4.0% Senior Notes due 2026 | Subsequent Event
Line of Credit Facility [Line Items]
Debt repaid	$ 347,000,000
Stated interest rate (in percent)	4.00%
4.75% Senior Notes due 2025
Line of Credit Facility [Line Items]
Debt repaid			$ 126,000,000
Stated interest rate (in percent)			4.75%				4.75%
Senior Notes
Line of Credit Facility [Line Items]
Debt repaid								1,000,000,000.00
Senior notes repurchased								1,040,000,000.00
7.875% Debentures due 2023
Line of Credit Facility [Line Items]
Debt repaid								$ 139,000,000
Stated interest rate (in percent)								7.875%
7.125% Senior Notes due 2023
Line of Credit Facility [Line Items]
Debt repaid								$ 35,000,000
Stated interest rate (in percent)								7.125%
6.25% Junior Subordinated Debentures due 2057
Line of Credit Facility [Line Items]
Stated interest rate (in percent)				6.25%		6.25%
Junior subordinated debentures			$ 644,000,000	$ 628,000,000		$ 628,000,000	$ 644,000,000
6.25% Junior Subordinated Debentures due 2057 | London Interbank Offered Rate (LIBOR) 1
Line of Credit Facility [Line Items]
Basis spread on variable rate (in percent)						3.899%
6.375% Junior Subordinated Debentures due 2062
Line of Credit Facility [Line Items]
Stated interest rate (in percent)				6.375%		6.375%
Junior subordinated debentures			989,000,000	$ 989,000,000		$ 989,000,000	989,000,000
Interest rate, reset period (in years)								5 years
6.375% Junior Subordinated Debentures due 2062 | US Treasury (UST) Interest Rate | From March 30, 2027
Line of Credit Facility [Line Items]
Basis spread on variable rate (in percent)								3.999%
6.375% Junior Subordinated Debentures due 2062 | US Treasury (UST) Interest Rate | From March 30, 2032
Line of Credit Facility [Line Items]
Basis spread on variable rate (in percent)								4.249%
6.375% Junior Subordinated Debentures due 2062 | US Treasury (UST) Interest Rate | From March 30, 2047
Line of Credit Facility [Line Items]
Basis spread on variable rate (in percent)								4.999%
Credit Facility | Revolving Credit Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity under credit facility				3,500,000,000		3,500,000,000
Borrowings outstanding				0		0
Remaining borrowing capacity under credit facility				$ 3,500,000,000		$ 3,500,000,000
Maximum consolidated leverage ratio				4.75		4.75
Maximum amount of unrestricted cash and cash equivalents netted against consolidated indebtedness		$ 3,000,000,000.0									$ 1,500,000,000
Additional add-back of consolidated EBITDA, capped percentage		0.15
Credit Facility | Revolving Credit Facility | Forecast
Line of Credit Facility [Line Items]
Maximum borrowing capacity under credit facility									$ 3,440,000,000
Maximum consolidated leverage ratio										4.5
Miramax Credit Facility, Matures November 2025 | Revolving Credit Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity under credit facility			50,000,000	$ 50,000,000		$ 50,000,000	50,000,000
Outstanding bank borrowings			$ 0	$ 0		$ 0	$ 0